CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 690	$ 0
Accounts receivable (Note 8)	909	827
Due from related parties	571	537
Other current assets (Note 9)	159	124
Total current assets	2,329	1,488
Property, plant and equipment (Note 10)	28,969	26,757
Other long-term assets:
Regulatory assets (Note 12)	3,503	3,260
Deferred income tax assets (Note 6)	7	5
Intangible assets (Note 11)	656	653
Goodwill	373	373
Other assets (Note 13)	761	171
Total other long-term assets	5,300	4,462
Total assets	36,598	32,707
Current liabilities:
Bank indebtedness	0	17
Short-term notes payable (Notes 16, 18)	200	279
Long-term debt payable within one year (Notes 16, 17, 18)	1,150	700
Total current liabilities	3,538	2,691
Long-term liabilities:
Long-term debt (Notes 16, 17, 18)	15,905	14,286
Regulatory liabilities (Note 12)	1,476	908
Deferred income tax liabilities (Note 6)	1,452	1,067
Other long-term liabilities (Note 15)	1,750	1,689
Total long-term liabilities	20,583	17,950
Total liabilities	24,121	20,641
Contingencies and Commitments (Notes 30, 31)
Subsequent Events (Note 33)
Noncontrolling interest subject to redemption (Note 27)	19	20
Equity
Common shares	2,957	2,957
Retained earnings	9,454	9,033
Accumulated other comprehensive loss	(18)	(9)
Hydro One shareholder’s equity	12,393	11,981
Noncontrolling interest (Note 27)	65	65
Total equity	12,458	12,046
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	36,598	32,707
Nonrelated Party
Current liabilities:
Accounts payable and other current liabilities (Note 14)	1,779	1,415
Related Party
Current liabilities:
Accounts payable and other current liabilities (Note 14)	$ 409	$ 280